Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consisted of:

	As of December 31, 2013			As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized Intangible Assets
License agreements (a) (d)	$272	$52	$220	$257	$39	$218
Customer relationships (b) (e)	166	35	131	86	19	67
Other (c)	2	1	1	2	1	1
	$440	$88	$352	$345	$59	$286

Unamortized Intangible Assets
Goodwill (d) (e)	$691			$375
Trademarks (d) (e)	$571			$445
_________

(a)	Primarily amortized over a period ranging from 20 to 40 years.

(b)	Primarily amortized over a period ranging from 8 to 20 years.

(c)	Primarily amortized over 27 years.

(d)	The increase primarily relates to the acquisition of Payless.

(e)	The increase primarily relates to the acquisition of Zipcar.

Schedule of Intangible Assets Amortization Expense	Amortization expense relating to all intangible assets was as follows:

	Year Ended December 31,
	2013	2012	2011
License agreements	$12	$13	$4
Customer relationships	15	8	3
Total	$27	$21	$7

Schedule of Goodwill
The carrying amounts of goodwill and related changes are as follows:

	North America	International	Truck Rental	Total Company
Gross goodwill as of January 1, 2012	$1,359	$869	$243	$2,471
Accumulated impairment losses as of January 1, 2012	(1,355)	(535)	(228)	(2,118)
Goodwill as of January 1, 2012	4	334	15	353
Acquisitions	1	16	—	17
Adjustments to the allocation of purchase price	—	5	—	5
Goodwill as of December 31, 2012	$5	$355	$15	$375
Acquisitions	296	4	—	300
Foreign currency translation adjustments	—	16	—	16
Goodwill as of December 31, 2013	$301	$375	$15	$691